Share capital (Details 1) - Pre-Funded warrants [Member]	12 Months Ended
Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Beginning balance, shares	1,773
December 2025 Registered Offering	2,891,781
Exercised	(1,419,391)
Lapsed	(33)
Ending balance, shares	1,474,130